SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reclassifications Out of Accumulated Other Comprehensive Income (Details) (USD $)	12 Months Ended
Dec. 30, 2012
Defined Benefit Postretirement Health Coverage [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Amortization of Gains (Losses)	$ 16,697
Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Amortization of Gains (Losses), Net of Tax	$ (2,485)